Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 211,032	$ 125,564
Due from (to) related party	11,205		$ 43,985
Golar LNG Partners
Related Party Transaction [Line Items]
Total	6,977	1,993
Due from (to) related party	(2,136)		1,256
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	4,747	3,877
Golar LNG Partners | Ship management fees income
Related Party Transaction [Line Items]
Total operating revenues	2,230	2,600
Golar LNG Partners | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	247		4,091
Golar Power
Related Party Transaction [Line Items]
Total	4,250	3,271
Due from (to) related party	(2,583)		(5,417)
Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	3,011	2,457
Golar Power | Ship management fees income
Related Party Transaction [Line Items]
Total operating revenues	606	700
Golar Power | Debt guarantee compensation
Related Party Transaction [Line Items]
Ship management fees income	633	361
Golar Power | Other
Related Party Transaction [Line Items]
Other	0	$ (247)
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	(2,583)		(5,417)
Debt Guarantee | Golar Power
Related Party Transaction [Line Items]
Guarantor obligations, current carrying value	$ 376,800		$ 393,500